                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                 (the "Company")


                          The Government Cash Portfolio
                          The Tax-Exempt Cash Portfolio
                      The Intermediate Government Portfolio
                         The Muni Intermediate Portfolio
                          The New Jersey Muni Portfolio


                     Supplement dated September 10, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc., P.O Box 7558, Portland, Maine 04101, will serve as principal underwriter and distributor of shares of the Portfolios.

                  The following paragraph replaces the second to last paragraph under the heading "Reverse Repurchase Agreements" on page twelve of the
Prospectus:

                  The Government Cash and Intermediate Government Portfolios are each permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

                             THE GLENMEDE FUND, INC.
                             THE GLENMEDE PORTFOLIOS
                                 (the "Company")


                          The Government Cash Portfolio
                          The Tax-Exempt Cash Portfolio
                         The Core Fixed Income Portfolio
                         The Muni Intermediate Portfolio
                          The New Jersey Muni Portfolio


                     Supplement dated September 25, 1997 to
                       Prospectus dated February 27, 1997



                  Effective September 10, 1997, ICC Distributors, Inc., P.O Box 7558, Portland, Maine 04101, will serve as principal underwriter and distributor of shares of the Portfolios.

                  Effective September 25, 1997, the Intermediate Government Portfolio has been renamed the Core Fixed Income Portfolio.

                  The following paragraph replaces the second to last paragraph under the heading "Reverse Repurchase Agreements" on page twelve of the
Prospectus:

                  The Government Cash and Core Fixed Income Portfolios are each permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.